Vanguard 500 Index Fund
Vanguard Balanced Index Fund
Vanguard Emerging Markets Stock Index Fund
Vanguard European Stock Index Fund
Vanguard Extended Market Index Fund
Vanguard Growth Index Fund
Vanguard Intermediate-Term Bond Index Fund
Vanguard Large-Cap Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Pacific Stock Index Fund
Vanguard REIT Index Fund
Vanguard Short-Term Bond Index Fund
Vanguard Small-Cap Index Fund
Vanguard Total Bond Market Index Fund
Vanguard Total International Stock Index Fund
Vanguard Total Stock Market Index Fund
Vanguard Value Index Fund

Supplement to the Prospectuses
Conversion of Signal® Shares to Admiral™ Shares
Effective as of the close of business on October 24, 2014, all outstanding
Signal Shares have been automatically converted to Admiral Shares, and
Signal Shares are no longer available. All references to Signal Shares are deleted from the prospectuses.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS SIGA 102014

Vanguard Bond Index Funds
Vanguard Index Funds
Vanguard International Equity Index Funds
Vanguard Specialized Funds
Vanguard STAR® Funds
Vanguard Valley Forge Funds

Supplement to the Statement of Additional Information
Conversion of Signal® Shares to Admiral™ Shares
Effective as of the close of business on October 24, 2014, all outstanding Signal Shares have been automatically converted to Admiral Shares, and Signal Shares are no longer available. All references to Signal Shares are deleted from the Statement of Additional Information.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI SIG 102014